Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated condensed income statements [Abstract]
Revenue	$ 247,452	$ 268,178
Other operating income	19,373	22,621
Employee benefit expenses	(19,469)	(18,703)
Depreciation, amortization, and impairment charges	(100,925)	(83,541)
Other operating expenses	(87,933)	(104,146)
Operating profit	58,498	84,409
Financial income	992	1,112
Financial expense	(83,402)	(85,166)
Net exchange differences	3,073	(113)
Other financial income, net	(1,130)	2,975
Financial expense, net	(80,467)	(81,192)
Share of profit of associates carried under the equity method	8,221	960
Profit/(loss) before income tax	(13,748)	4,177
Income tax	3,906	(15,241)
Loss for the period	(9,842)	(11,064)
Profit attributable to non-controlling interests	(2,200)	(8,108)
Loss for the period attributable to the Company	$ (12,042)	$ (19,172)
Weighted average number of ordinary shares outstanding - basic (in shares)	112,741	110,386
Weighted average number of ordinary shares outstanding - diluted (in shares)	116,894	113,733
Basic earnings per share (in dollars per share)	$ (0.11)	$ (0.17)
Diluted earnings per share (in dollars per share)	$ (0.10)	$ (0.17)